INCOME TAXES (Details Textual)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%		25.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	15.00%	15.00%
China [Member]
Effective Unified Enterprise Income Tax Rate	25.00%
Effective Preferential Income Tax Rate	15.00%